Revenue - Summary of Revenue by Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2021	Sep. 27, 2020	Sep. 26, 2021	Sep. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total sales	$ 159,673	$ 133,307	$ 513,046	$ 365,760	$ 504,179	$ 368,663	$ 137,911
United States [Member]
Disaggregation of Revenue [Line Items]
Total sales	155,626	133,307	501,196	365,760	502,661	368,663	137,911
Italy [Member]
Disaggregation of Revenue [Line Items]
Total sales	$ 4,047		$ 11,850		$ 1,518